CrowdInvest Wisdom ETF
Fund Summary
Investment Objective
The CrowdInvest Wisdom ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the total return performance of the CrowdInvest Wisdom Index (the “Index”).
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	CrowdInvest Wisdom ETF CrowdInvest Wisdom ETF Shares
Management Fee	0.95%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.95%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years
CrowdInvest Wisdom ETF | CrowdInvest Wisdom ETF Shares | USD ($)	97	303

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account at the shareholder level. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in securities of the Index. The Index is designed to measure the performance of a portfolio of securities selected by users of the CrowdInvest Internet Platform (the “Platform”), a mobile application developed by Centerboard Ventures Corp. (the “Index Provider”) through which users can vote on individual stocks.

The eligible universe of Index components includes all U.S.-listed stocks with an average daily volume greater than $15 million over the preceding 20 trading days (the “Eligible Components”). Over the course of one month, users of the Platform can vote on the Eligible Components to determine the component securities of the Index for the following month (the “Monthly Vote”). The Platform displays each of the Eligible Components in random sequence, and users can vote in one of three ways: they can vote “long” if they believe the stock’s value will increase; they can vote “short” if they believe the stock’s value will decrease; or they can “skip” the stock. Platform users are limited to one vote per stock per month. The voting period for each Monthly Vote closes at midnight on the last calendar day of the month, at which time the Index Provider tallies the votes. The top 35 stocks, ranked in order of percentage of net long votes (total long votes minus total short votes), are included on the Index (the “Constituents”). The Index Provider determines weightings for each of the Constituents based on the Constituent’s ranking in the Monthly Vote, with minimum and maximum weights of 1% and 4.9%, respectively. The Index is rebalanced monthly to implement the results of the Monthly Vote, with changes to the Index becoming effective on the fourth trading day following the close of voting. At each rebalance, the Constituents of the Index are re-weighted to reflect the results of the Monthly Vote, and up to four Constituents are replaced in accordance with a set of pre-determined rules. If there is insufficient activity in the Monthly Vote to calculate the Index, the Index will default to include an equal weighting of the 35 Eligible Components with the highest market capitalizations.

The Platform can be downloaded from the Internet. Users are required to follow certain steps to access the Platform, including creating an account using a verified email address or social media account. Users cannot invest in stocks through the Platform.

The Fund generally will use a replication methodology, meaning it will invest in all of the stocks composing the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the stocks in the Index. The Fund expects that over time, if it has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Fund’s sub-adviser believes will help the Fund track the Index. Such investments include cash, cash equivalents, and money market instruments.

The Fund will concentrate its investments (i.e., invest more than 25% its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.

The Index Provider is not affiliated with the Fund, the Fund’s investment adviser, Exchange Traded Concepts, LLC (the “Adviser”), or the Fund’s sub-adviser, Vident Investment Advisory, LLC (the “Sub-Adviser”). The Index Provider developed the methodology for determining the securities to be included on the Index and for the ongoing maintenance of the Index. The Index is calculated and administered by Solactive AG, which is not affiliated with the Fund, the Adviser, the Sub-Adviser, or the Index Provider.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, prices of common stocks are sensitive to general market movements.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Index Data Integrity Risk. Constituents are determined by Platform users. Although the Platform employs measures to limit Platform users to one vote per stock per month and to detect irregularities in voting, there is no assurance these measures will be successful and, as a result, the integrity of the Index could be compromised or the Index could be subject to manipulation. In addition, the Platform is relatively new and may have a small number of users who are responsible for determining the Constituents.

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index.

Industry and Sector Concentration Risk. From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries) or sector of the economy. To the extent the Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, the Fund may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if the Fund’s investments were more broadly diversified.

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

New Fund Risk. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in the Shares.

Non-Diversification Risk. The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Passive Investment Risk. The Fund is not actively managed and therefore the Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares is otherwise required upon a rebalancing of the Index.

Platform/Internet Reliance Risk. The composition of the Index depends, to a large extent, on active participation of a sufficient number of Platform users in the Monthly Vote. The level of participation in the Monthly Vote may decrease, or the Platform may become inoperable for a period of time because of technical issues, failures of the Internet, cybersecurity breaches, or adverse claims on the intellectual property used to create the Platform, among other reasons.

Platform User Bias Risk. The stocks that compose the Index are selected by users of the Platform, who may not be professional investors, may have no financial expertise, and may not do any research on companies prior to voting. Investment decisions made by users of the Platform may be influenced by cognitive and emotional biases, resulting in investment choices that underperform the market generally.

Portfolio Turnover Risk. In seeking to replicate the Index, which is rebalanced monthly, the Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.

Small- and Mid-Capitalization Risk. The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the "Exchange") above or below their net asset value (“NAV”). The NAV of Shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

Performance Information

The Fund is new and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.